INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

6.   INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.5% in 2020 (26.6% in 2019 and 26.7% in 2018) and income taxes in the consolidated statements of income:

	2020	2019	2018
Income taxes at domestic statutory tax rate	$220.5	$218.0	$188.7
Reduction resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(1.1)	(0.4)	(1.2)
Change in benefit arising from the recognition of current and prior year tax losses (note 29)	(4.7)	—	(18.5)
Other	(0.5)	(2.1)	(1.5)
Income taxes	$214.2	$215.5	$167.5

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2020	2019	2020	2019	2018
Loss carryforwards	$4.3	$1.8	$2.8	$17.4	$(8.0)
Defined benefit plans	82.5	55.2	(5.1)	3.8	(3.2)
Contract assets	(65.5)	(58.8)	6.7	4.5	5.8
Property, plant and equipment	(459.0)	(480.7)	(21.7)	9.0	(16.4)
Goodwill, intangible assets and other assets	(322.9)	(301.8)	20.3	64.3	34.0
Long-term debt and derivative financial instruments	(19.2)	(26.3)	(0.7)	3.0	1.3
Other	20.0	24.1	3.2	6.5	(0.9)
	$(759.8)	$(786.5)	$5.5	$108.5	$12.6

Changes in the net deferred income tax liability are as follows:

	Note	2020	2019
Balance at beginning of year		$(786.5)	$(686.4)
Recognized in income as continuing operations		(5.5)	(108.5)
Recognized in other comprehensive income		28.6	16.3
Acquisition of tax deductions	27	10.0	14.9
Business acquisitions		(0.8)	(4.1)
Discontinued operations and other		(5.6)	(18.7)
Balance at end of year		$(759.8)	$(786.5)

Deferred income tax asset		$48.3	$34.3
Deferred income tax liability		(808.1)	(820.8)
		$(759.8)	$(786.5)

As of December 31, 2020, the Corporation had loss carryforwards for income tax purposes of $18.0 million available to reduce future taxable income, that will expire between 2031 and 2040. These losses have been recognized. The Corporation also had capital losses of $416.0 million that can be carried forward indefinitely and applied only against future capital gains of which none were recognized.

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholders.